SPITZER & FELDMAN PC
                                 405 Park Avenue
                            New York, New York 10022


                                 August 31, 2000



VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Mr. John Ganley

                     RE: THE CANANDAIGUA FUNDS., ON BEHALF OF ITS SERIES THE CANANDAIGUA EQUITY FUND AND THE CANANDAIGUA BOND FUND
                               (REG. NO. 33-53698 AND ICA NO. 811-7322)


Gentlemen:

           On behalf of The Canandaigua Funds (the "Trust") and The Canandaigua Equity Fund and The Canandaigua Bond Fund, each a series of the Trust, and in accordance with Rule 497(j) of the Securities Act of 1933, as amended ("1933 Act"), transmitted herewith is a certification by the Trust that, in lieu of filing a copy of the definitive Prospectus and Statement of Additional Information of the Fund on Form N-1A, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have been different from that contained in the most recent post-effective amendment to the Registration Statement filed on Form N-1A.

           Please telephone the undersigned at (212) 888-6680 with any questions you may have or for any further information you may desire.

                                                Very truly yours,

                                                /s/Lawrence Y. Vincent
                                                ----------------------

                                                Lawrence Y. Vincent



cc:       The Canandaigua Funds
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